Share Capital And Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2021	2,355
Converted into shares	(114)
Granted	140
Forfeited	(14)
Balance, RSUs outstanding as at December 31, 2022	2,367
Converted into shares pre-separation	(547)
Forfeited pre-separation	(12)
Granted pre-separation	363
Balance, RSUs outstanding immediately prior to separation	2,171
Net adjustment upon separation	(281)
Converted into shares post-separation	(521)
Granted post-separation	878
Balance, RSUs outstanding as at December 31, 2023	2,247

Summary of Changes to Number of Deferred Share Units	In December 2023, the Company granted 325 DSUs to its independent directors with a total estimated fair value of $1,758 which was recognized as equity compensation of continuing operations on the statement of comprehensive income (loss). As at December 31, 2023, there were 438 (2022 – 252) outstanding DSUs.

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2021	242
Granted	23
Converted into common shares	(13)
Balance, DSUs outstanding as at December 31, 2022	252
Granted pre-separation	32
Converted into common shares pre-separation	(59)
Balance, DSUs outstanding immediately prior to separation	225
Net adjustment upon separation	(29)
Converted into shares post-separation	(83)
Granted post-separation	325
Balance, DSUs outstanding as at December 31, 2023	438

Summary of Fair Value of Stock Options Granted by Using Black Scholes Option Pricing Model	The fair value of stock options granted are estimated on the date of grant using the Black Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

December 3, 2023
Number of options granted ('000's)	1,740
Risk-free rate	4.04%
Expected life	7
Annualized volatility	73.14%
Dividend rate	0%
Fair value per stock option granted ($)	3.98
Total fair value of stock options granted ($)	6,925

Summary of Stock Options Outstanding and Exercisable

Stock options outstanding and exercisable as at December 31, 2023 are as follows:

Range of Exercise Prices ($)	Number outstanding and exercisable as at December 31, 2023 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price

5.40 - 5.56	1,740	6.9	-
	1,740	6.9	-

Summary of Changes to Stock Options Outstanding

A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price (CDN$)
Balance, stock options outstanding as at December 31, 2021	1,682	7.06
Exercised	(992)	(6.73)
Balance, stock options outstanding as at December 31, 2022	690	7.54
Exercised pre-separation	(690)	(7.54)
Granted post-separation	1,740	-
Balance, stock options outstanding as at December 31, 2023	1,740	-

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model	The fair value of the PSUs is estimated on the date of grant using a valuation model based on a Monte Carlo simulation with the following assumptions used for the grants made during the period:

February 8, 2023
Number of PSUs granted	204
Risk-free interest rate	4.15%
Dividend rate	0%
Annualized volatility	88.5%
Peer group average volatility	57.57%
Estimated forfeiture rate	10.0%
Fair value per PSU granted ($)	38.84

Summary of Changes to Number of RS-Ps

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2021	744
Granted	73
Forfeited	(51)
Balance, PSUs outstanding as at December 31, 2022	766
Granted pre-separation	204
Converted into common shares pre-separation	(215)
Forfeited pre-separation	(6)
Balance, PSUs outstanding immediately prior to separation	749
Net adjustment upon separation	153
Converted into shares post-separation	(28)
Balance, PSUs outstanding as at December 31, 2023	874